Commitments and Contingencies (Schedule of Fixed Non Cancelable Time Charter Contracts) (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 110,469
Year 2	7,317
Total	$ 117,786